LEASES (Schedule of maturities of operating lease liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 1,234		$ 1,383
2024	425		849
2025	396		443
2026	321		417
2027	48		237
Thereafter			189
Total future lease payments	2,424		3,518
Less: imputed interest	(247)		(461)
Operating Lease, Liability, Total	2,177
Less: current lease liabilities	(1,124)	$ (1,116)	(412)
Total non-current lease liabilities	$ 1,053	$ 1,561	908
Total Lease Liabilities			3,057
Other Current Liabilities			(1,188)
Total non-current lease liabilities			$ 1,869